S000033768 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended	172 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%		11.72%
Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.62%	4.51%		6.53%
Real Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.82%	4.93%		5.74%
Lipper Real Return Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.36%	7.45%		6.20%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.84%	3.53%		4.89%
Performance Inception Date						Sep. 13, 2011
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	1.87%		3.09%
Performance Inception Date						Sep. 13, 2011
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.23%	2.15%		3.12%
Performance Inception Date						Sep. 13, 2011
Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.41%	3.98%		4.88%
Performance Inception Date						Sep. 13, 2011
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.55%	5.03%		5.77%
Performance Inception Date						Sep. 13, 2011
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		11.63%	5.12%	5.08%
Performance Inception Date				Jun. 30, 2016
Class R6 | MSCI ACWI Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			12.23%
Class R6 | Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			5.91%
Class R6 | Real Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]			5.09%
Class R6 | Lipper Real Return Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[4]			5.46%

[1]	An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets.
[2]	An index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market.
[3]
A linked benchmark comprised of the return streams from 21% FTSE EPRA Nareit Developed Index (Net), 28% S&P Global Infrastructure Index (Net), 15% Bloomberg Global Capital Securities Index, 18% Wells Fargo Hybrid & Preferred Securities REIT Index, 18% Bloomberg US Corporate High Yield Index through 3/31/2021, and thereafter 25% FTSE EPRA Nareit Developed Index (Net), 22% S&P Global Infrastructure Index (Net), 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 13% FTSE Nareit Preferred Stock Index, 20% Bloomberg U.S. Corporate High Yield Bond Index.

[4]	Represents the average annualized total return for all reporting funds in the Lipper Real Return Funds Classification.